Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019		$ 335
Less than 1 year	$ 498
1 to 2 years	504	499
2 to 3 years	512	506
3 to 4 years	214	514
2023		86
Total	$ 1,728	$ 1,940